Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenues		$ 61,791,957	$ 96,909,642	$ 97,098,915
Cost of revenues		42,631,183	63,609,840	63,900,597
Gross profit		19,160,774	33,299,802	33,198,318
Operating expenses
Selling		4,224,423	6,637,689	7,295,460
General and administrative		3,212,200	7,784,753	6,540,944
Research and development		2,382,984	3,456,098	2,753,315
Allowance for credit losses		1,057,255	1,109,347	1,933,661
Total operating expenses		10,876,862	18,987,887	18,523,380
Income from operations		8,283,912	14,311,915	14,674,938
Other (income) expense:
Change in fair value in convertible debt			678,297
Interest expense		241,523	1,506,700	250,781
Interest income		(1,258,606)	(1,014,402)	(873,439)
Currency exchange loss (gain)		(35,852)	(380,254)	153,440
Other (income) expense, net		(68,709)	(104,557)	95,382
Total other (income) expenses		(1,121,644)	685,784	(373,836)
Income before income tax provision		9,405,556	13,626,131	15,048,774
Income taxes expense		2,623,730	2,788,824	3,457,733
Net income		6,781,826	10,837,307	11,591,041
Net loss attributable to non-controlling interests			(6,282)	(34,376)
Net income attributable to shareholders		6,781,826	10,843,589	11,625,417
Foreign currency translation adjustment		6,653,839	(4,271,912)	(3,432,299)
Comprehensive income		13,435,665	6,565,395	8,158,742
Comprehensive loss attributable to non-controlling interests			(20,015)	(50,161)
Comprehensive income attributable to shareholders		$ 13,435,665	$ 6,585,410	$ 8,208,903
Weighted average number of ordinary shares - Basic (in Shares)	[1]	376,035	273,717	239,400
Weighted average number of ordinary shares - Diluted (in Shares)	[1]	376,035	273,717	239,400
EPS – Basic (in Dollars per share)	[1]	$ 18.04	$ 39.62	$ 48.56
EPS – Diluted (in Dollars per share)	[1]	18.04	39.62	48.56
Class A Ordinary Shares
Other (income) expense:
EPS – Basic (in Dollars per share)		18.04	39.62	48.56
EPS – Diluted (in Dollars per share)		18.04	39.62	48.56
Class B Ordinary Shares
Other (income) expense:
EPS – Basic (in Dollars per share)
EPS – Diluted (in Dollars per share)
Third party sales
Revenues
Total revenues		$ 60,960,630	$ 96,141,089	$ 96,682,474
Related party sales
Revenues
Total revenues		$ 831,327	$ 768,553	$ 416,441

[1]	Share and per share number for the years ended December 31, 2024 and 2023 was retroactively restated for 100-for-1 share consolidation with effective date of November 8, 2025.